Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2025 USD ($) Integer shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) Integer shares	Mar. 31, 2025	Dec. 14, 2023 USD ($)
Product Information [Line Items]
Basic | shares	1,911,276	280,675	1,578,814	270,940		445,817			240,199
Cash equivalents					$ 0	$ 0	$ 0	$ 0	$ 0
Allowance for credit losses					24,210	$ 24,210	$ 24,210	$ 24,210	5,748
Bad debt expenses for accounts receivable					18,462				$ 65,013
Amortization expense			$ 545,026		19,467
Number of operating segments			3				2	2	1
Goodwill impairment					2,725,460
Deferred offering costs											$ 3,233,097
Advertising costs					$ 467,897				$ 941,737
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage							14.00%
Computer Equipment [Member]
Product Information [Line Items]
Property and equipment estimated useful lives										3 years
Prefunded Warrants [Member]
Product Information [Line Items]
Basic | shares	23,302		23,302	0